S000073482 [Member] Investment Strategy - Wasatch Long/Short Alpha Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]
The Fund invests primarily in long equity positions and short equity positions.
The Fund seeks to provide higher risk-adjusted returns with lower volatility compared to domestic equity markets. Under normal market conditions, the Fund will establish long and short positions in a portfolio of equity securities, typically common stock, of companies of all market capitalizations. The Fund seeks to take long positions in companies the Advisor believes have the potential for above average revenue and earnings growth. The Fund may also take long positions in companies the Advisor believes are overly discounted. The Fund’s long positions are intended to benefit from rising valuations while the Fund’s short positions are intended to benefit from declining valuations or as a hedge against its long positions. The equity securities in which the Fund may invest include common stock, preferred stock, and depositary receipts, which are negotiable certificates typically issued by a bank representing stock owned in a foreign company.
The use of both long and short positions allows the Advisor to invest based on both its positive and negative views on individual stocks. When the Fund takes a long position in a security, it purchases the security outright. When the Fund takes a short position, it sells a security that the Fund does not own at the current market price and delivers to the buyer a security that the Fund has borrowed. The Fund will sell a security short if it expects that it will be able to purchase the security back at a lower price than the price at which it sold the security short.
The Fund borrows securities to sell short from its custodian through a program under which the custodian acts as the securities lender (the “Enhanced Custody Program”). When the Fund borrows a security to sell short, the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Until the borrowed security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest that accrue during the period of the loan. In addition, to borrow the security, the Fund may be required to pay a premium to the lender, and will pay fees in connection with the borrowing, including borrowing costs, financing fees and charges incurred in maintaining related margin collateral.
The Fund may use all or a portion of the proceeds of its short sales to purchase additional long positions which may create leverage.
The Fund intends to generally maintain a net long exposure to the equity market (measured as the market value of the long positions minus the market value of the short positions) that is greater than the 0% exposure, but less than the 100% exposure provided by a fund that invests only in long positions. Short positions are expected to not exceed 60% of the value of the Fund’s net assets under normal market conditions. The goal is to allow the Fund to benefit from a rising market, although to a lesser extent than a “long-only” fund, while still affording some protection from a falling market because of the Fund’s short positions, which are designed to perform inversely to the market. Accordingly, the Fund is not intended to be a “market neutral” fund (i.e., a fund designed to produce a return that is neutral with respect to general stock market movements).
The Advisor will select securities using an investment process that combines quantitative and “bottom-up“ fundamental analysis, with the Advisor taking long positions in companies that it believes have above average revenue and earnings growth potential, and short positions in companies that it expects to underperform. Securities are generally added to the portfolio as long or short positions based upon security rankings provided by multi-factor quantitative models and on fundamental analysis of securities. The research analysis may include, among other things, prescreening potential investments using databases and industry contacts, analyzing companies’ annual reports and financial statements, making onsite visits, meeting with top management, evaluating the competitive environment, looking at distribution channels and identifying areas of potential growth. The Advisor may also utilize risk management techniques to establish constraints on the amount of exposure to individual securities, industries, countries and a variety of quantitative factors, such as quality, growth, value, momentum and leverage. The Advisor will generally sell a security if, among other things, the rankings provided by the quantitative models decline and/or research analysis reveals a deterioration of the company’s fundamentals.
The Fund is expected to invest across all market capitalization levels, ranging from micro capitalization stocks to larger capitalization stocks. However, the Advisor expects under normal market conditions to invest a significant portion (greater than 35%) of the Fund‘s assets in small to mid-size companies with market capitalizations of greater than $2 billion at the time of purchase.
Under normal market conditions, the Advisor expects to invest the Fund’s assets primarily (greater than 65%) in companies domiciled in the U.S. or listed on a U.S. exchange. The Fund may invest a large percentage of its assets (greater than 5%) in a few sectors. As of the date of this Prospectus, these sectors were health care, industrials, information technology, financials, and consumer discretionary.

Strategy Portfolio Concentration [Text]	The Fund may invest a large percentage of its assets (greater than 5%) in a few sectors. As of the date of this Prospectus, these sectors were health care, industrials, information technology, financials, and consumer discretionary.